FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Maximum exposure to credit risk
The Company’s maximum exposure to credit risk at the reporting date is the carrying value of each of the financial assets disclosed as follows:

	As at December 31, 2020	As at December 31, 2019
Cash and equivalents	$5,188	$3,314
Accounts receivable	558	363
	$5,746	$3,677

Expected maturity of significant financial assets and liabilities

As at December 31, 2020
(in $ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Cash and equivalents	$5,188	$—	$—	$—	$5,188
Accounts receivable	558	—	—	—	558
Derivative assets	—	40	—	—	40
Trade and other payables	1,458	—	—	—	1,458
Debt	20	16	20	5,125	5,181
Derivative liabilities	—	—	—	—	—
Other liabilities	31	72	36	243	382
As at December 31, 2019
(in $ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Cash and equivalents	$3,314	$—	$—	$—	$3,314
Accounts receivable	363	—	—	—	363
Derivative assets	—	—	—	—	—
Trade and other payables	1,155	—	—	—	1,155
Debt	39	371	13	5,141	5,564
Derivative liabilities	—	—	—	—	—
Other liabilities	55	52	9	93	209